UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131
John Hancock Preferred Income Fund

(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)
Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end	July 31

Date of reporting period:	October 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2008

John Hancock Preferred Income Fund
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 10.28%					$35,732,200
(Cost $42,727,822)

Diversified Banks 1.30%					4,500,000
Lloyds TSB Bank PLC,
Sub Note	6.900%	11/29/49	A+	$7,500	4,500,000

Electric Utilities 7.41%					25,773,393
DPL Capital Trust II (Z)	8.125	09/01/31	BB+	24,000	22,286,088
Entergy Gulf States, Inc.,
1st Mtg Bond (Z)	6.200	07/01/33	BBB+	5,000	3,487,305

Gas Utilities 1.57%					5,458,807
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-1-11 then
variable) (P)(Z)	7.200	11/01/66	BB	8,800	5,458,807

Issuer				Shares	Value

Common stocks 1.11%					$3,855,200
(Cost $3,693,680)

Electric Utilities 0.40%					1,397,725
American Electric Power Co., Inc.				17,500	571,025
FPL Group, Inc.				17,500	826,700

Gas Utilities 0.14%					478,500
ONEOK, Inc.				15,000	478,500

Integrated Oil & Gas 0.21%					745,500
BP PLC, SADR				15,000	745,500

Integrated Telecommunication Services 0.08%					267,700
AT&T, Inc.				10,000	267,700

Multi-Utilities 0.17%					579,175
Public Service Enterprise Group, Inc.				17,500	492,625
TECO Energy, Inc.				7,500	86,550

Oil & Gas Storage & Transportation 0.11%					386,600
Spectra Energy Corp.				20,000	386,600

		Credit
Issuer, description		rating (A)		Shares	Value

Preferred Stocks 135.97%					$472,794,682
(Cost $667,211,582)

Agricultural Products 3.60%					12,512,500
Ocean Spray Cranberries, Inc., 6.250%, Ser A (B)(S)(Z)		BBB-		143,000	12,512,500

Broadcasting & Cable TV 5.78%					20,095,138
CBS Corp., 6.750% (Z)		BBB		188,600	2,778,078
Comcast Corp., 7.000% (Z)		BBB+		227,000	4,599,020
Comcast Corp., 7.000% Ser B (Z)		BBB+		634,000	12,718,040

John Hancock Preferred Income Fund
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Consumer Finance 7.02%			$24,397,927
HSBC Finance Corp., 6.875% (Z)	AA-	400,000	8,424,000
HSBC Finance Corp., 6.000% (Z)	AA-	134,200	2,457,202
HSBC Finance Corp., 6.360%, Depositary Shares, Ser B (Z)	A	297,000	5,467,770
HSBC Holdings PLC, 6.200%, Ser A (Z)	A	161,000	2,849,700
SLM Corp., 6.970%, Ser A (Z)	BB	147,391	3,095,211
SLM Corp., 6.000% (Z)	BBB-	194,100	2,104,044

Diversified Banks 15.78%			54,854,199
Bank of America Corp., 6.204%, Depositary Shares, Ser D (Z)	A	265,000	4,793,850
Bank of America Corp., 8.200% (Z)	A1	260,000	5,980,000
Fleet Capital Trust VIII, 7.200% (Z)	A	480,000	9,120,000
Royal Bank of Scotland Group PLC, 7.250%, Ser T (Z)	BBB+	59,000	701,510
Royal Bank of Scotland Group PLC, 6.350%, Ser N (Z)	BBB+	25,000	290,500
Royal Bank of Scotland Group PLC, 5.750%, Ser L (Z)	BBB+	550,900	5,784,450
Santander Finance Preferred SA, Unipersonal, 6.410%, Ser 1 (Z)	A+	225,000	4,884,750
USB Capital VIII, 6.350%, Ser 1 (Z)	A+	179,800	3,687,698
USB Capital X, 6.500% (Z)	A+	45,000	945,000
Wachovia Corp., 8.000% (Z)	A-	659,100	12,951,315
Wachovia Preferred Funding Corp., 7.250%, Ser A (Z)	A-	185,000	3,071,000
Wells Fargo Capital Trust IV, 7.000% (Z)	AA-	108,100	2,644,126

Diversified Financial Services 14.71%			51,160,365
ABN AMRO Capital Funding Trust V, 5.900% (Z)	A-	619,967	7,718,589
ABN AMRO Capital Funding Trust VII, 6.080% (Z)	A-	183,000	2,228,940
BAC Capital Trust IV, 5.875% (Z)	A	30,000	523,200
Citigroup Capital VII, 7.125% (Z)	A	171,000	2,949,750
Citigroup Capital VIII, 6.950% (Z)	A	654,000	11,346,900
Citigroup Capital X, 6.100% (Z)	A	40,000	592,000
Citigroup Capital XI, 6.000% (Z)	A	25,000	369,250
ING Groep NV, 7.050% (Z)	A	755,100	10,314,666
ING Groep NV, 7.200% (Z)	A	100,000	1,372,000
ING Groep NV, 6.125% (Z)	A	61,500	761,370
JPMorgan Chase Capital X, 7.000%, Ser J (Z)	A	565,000	12,983,700

Diversified Metals & Mining 0.24%			853,650
Freeport McMoRan Copper & Gold, Inc., 6.750%	BB	17,500	853,650

Electric Utilities 31.49%			109,486,944
Duquesne Light Co., 6.500% (Z)	BB	73,650	3,367,190
Entergy Mississippi, Inc., 7.250% (Z)	A-	361,950	8,317,611
FPC Capital I, 7.100%, Ser A (Z)	BBB-	897,000	19,949,280
FPL Group Capital Trust I, 5.875% (Z)	BBB+	300,000	6,825,000
Georgia Power Capital Trust VII, 5.875% (Z)	BBB+	250,600	5,450,550
Georgia Power Co., 6.000%, Ser R (Z)	A	365,000	7,993,500
HECO Capital Trust III, 6.500% (Z)	BB+	370,000	7,677,500
Interstate Power & Light Co., 8.375%, Ser B (Z)	Baa2	699,350	17,658,587
NSTAR Electric Co., 4.780% (Z)	A-	15,143	1,268,226
PPL Electric Utilities Corp., 6.250%, Depositary Shares (Z)	BBB	230,000	5,462,500
PPL Energy Supply, LLC, 7.000% (Z)	BBB	554,610	13,532,484
Southern California Edison Co., 6.125% (Z)	BBB-	119,000	10,077,813
Westar Energy, Inc., 6.100% (Z)	BBB	100,300	1,906,703

John Hancock Preferred Income Fund
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Gas Utilities 2.64%			$9,187,875
Southwest Gas Capital II, 7.700% (Z)	BB	408,350	9,187,875

Investment Banking & Brokerage 9.60%			33,368,329
Goldman Sachs Group, Inc., 6.200%, Ser B (Z)	A	230,000	4,772,500
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K (Z)	Caa2	150,000	1,500
Lehman Brothers Holdings, Inc., 5.940%, Depositary Shares, Ser C (Z)	Caa2	175,600	88
Merrill Lynch & Co., Inc., 8.625%, Ser MER (Z)	BBB+	95,000	1,951,300
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	BBB+	366,400	6,107,888
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	BBB+	278,752	4,685,821
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	BBB+	367,000	6,205,970
Morgan Stanley Capital Trust III, 6.250% (Z)	A-	182,400	2,723,232
Morgan Stanley Capital Trust IV, 6.250% (Z)	A-	57,000	831,630
Morgan Stanley Capital Trust V, 5.750% (Z)	A2	349,500	4,613,400
Morgan Stanley Capital Trust VI, 6.600% (Z)	A-	100,000	1,475,000

Life & Health Insurance 7.86%			27,336,624
Aegon NV, 6.375% (Z)	A-	444,900	4,449,000
Aegon NV, 6.500% (Z)	A-	116,100	1,149,390
Lincoln National Capital VI, 6.750%, Ser F (Z)	A-	175,800	2,756,544
MetLife, Inc., 6.500%, Ser B (Z)	BBB	721,500	11,847,030
PLC Capital Trust IV, 7.250% (Z)	BBB+	224,600	2,582,900
PLC Capital Trust V, 6.125% (Z)	BBB+	256,000	2,887,680
Prudential PLC, 6.500% (Z)	A-	122,000	1,664,080

Movies & Entertainment 4.89%			17,021,923
Viacom, Inc., 6.850% (Z)	BBB	985,065	17,021,923

Multi-Utilities 7.35%			25,558,384
Baltimore Gas & Electric Co., 6.990%, Ser 1995 (Z)	Ba1	40,000	4,103,752
BGE Capital Trust II, 6.200% (Z)	BB+	636,825	12,099,675
DTE Energy Trust I, 7.800% (Z)	BB+	98,800	2,154,828
Public Service Electric & Gas Co., 4.180%, Ser B (Z)	BB+	4,805	333,804
Xcel Energy, Inc., 7.600% (Z)	BBB-	288,017	6,866,325

Oil & Gas Exploration & Production 6.82%			23,714,320
Nexen, Inc., 7.350% (Z)	BB+	1,316,000	23,714,320

Real Estate Investment Trusts 3.96%			13,782,476
Duke Realty Corp., 6.600%, Depositary Shares, Ser L (Z)	BBB-	109,840	1,208,240
Duke Realty Corp., 6.625%, Depositary Shares, Ser J (Z)	BBB-	66,525	781,669
Duke Realty Corp., 6.500%, Depositary Shares, Ser K (Z)	BBB-	110,000	1,203,400
Public Storage, Inc., 6.450%, Depositary Shares, Ser X (Z)	BBB	25,000	437,250
Public Storage, Inc., 7.500%, Depositary Shares, Ser V (Z)	BBB	497,643	10,151,917

Regional Banks 4.31%			15,001,920
KeyCorp Capital VI, 6.125% (Z)	BBB	25,900	435,120
PFGI Capital Corp., 7.750% (B)(Z)	BBB+	796,000	14,566,800

Reinsurance 0.60%			2,084,175
RenaissanceRe Holdings Ltd., 6.080%, Ser C (Z)	BBB+	147,500	2,084,175

John Hancock Preferred Income Fund
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Specialized Finance 0.97%			$3,358,090
CIT Group, Inc., 6.350%, Ser A (Z)	BBB-	145,000	1,247,000
Repsol International Capital Ltd., 7.450%, Ser A (Z)	BB+	111,110	2,111,090

Thrift & Mortgage Finance 1.17%			4,074,427
Sovereign Bancorp, 7.300%, Depositary Shares, Ser C	BB+	5,067	79,552
Sovereign Capital Trust V, 7.750% (Z)	BB+	238,500	3,994,875

U.S. Government Agency 0.05%			168,000
Federal National Mortgage Assn., (8.250% to 12-31-10 then variable) (P)(Z)	C	80,000	168,000

Wireless Telecommunication Services 7.13%			24,777,416
Telephone & Data Systems, Inc., 7.600% (Z)	BBB-	816,553	12,370,778
Telephone & Data Systems, Inc., 6.625% (Z)	BBB-	233,000	3,495,000
United States Cellular Corp., 7.500% (Z)	BBB-	582,460	8,911,638

Total investments (Cost $713,633,084)† 147.36%			$512,382,082

Other assets and liabilities, net (47.36%)			($164,662,868)

Total net assets 100.00%			$347,719,214

The percentage shown for each investment category is the total value of that category as a percentage of the Fund’s net assets.

SADR Sponsored American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These security amounted $27,079,300 or 7.79% of the Fund's net assets as of October 31, 2008 (P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral for the Committed Facility Agreement. Total collateral value at October 31, 2008 was $503,088,227.

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $713,666,824. Net unrealized depreciation aggregated $201,284,742, of which $2,143,151 related to appreciated investment securities and $203,427,893 related to depreciated investment securities.

The Fund had the following interest rate swap contracts open on October 31, 2008:

	FIXED	VARIABLE
	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$70,000,000	4.37%	3-month LIBOR	Nov 2010	Bank of America	($3,229,809)
70,000,000	3.79%	3-month LIBOR	Jan 2011	Morgan Stanley	(1,924,790)
Total					($5,154,599)

Notes to portfolio of investments

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In periods of decreasing liquidity such securities may also be fair valued.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$424,957,298	-
Level 2 – Other Significant Observable Inputs	60,345,484	($5,154,599)
Level 3 – Significant Unobservable Inputs	27,079,300	-
Total	$512,382,082	($5,154,599)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of July 31, 2008	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	($6,221,466)	-
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	33,300,766	-
Balance as of October 31, 2008	$27,079,300	-

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk. A swap is an exchange of cash payments between the Fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statements of Operations. Cash payments may include upfront cash payments made by or to the fund. The upfront payments are amortized or accreted for financial reporting purposes, with the unamortized/unaccreted portion included in values recorded on the Statements of Assets and Liabilities. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as swap contracts at value in Statements of Assets and Liabilities and as unrealized appreciation or depreciation in the Statements of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss on the termination date. Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Risks and uncertainties
Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Risk associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Leverage

The Fund utilizes a credit facility to increase its assets available for investment. The Fund has a Credit Facility Agreement (CFA) with a third party commercial bank that allows it to borrow up to an initial limit of $255 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky*
Gregory A. Russo*
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q1 10/08
12/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 16, 2008